Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Number Of Options Outstanding

	2012	2011
1996 Plan	2,629	3,663
1998 Plan	—	123
1999 Plan	1,489	3,364
2006 LTIP	14,079	12,301

Total	18,197	19,451

Schedule Of Total Employee And Non-Employee Stock Options Outstanding Vested And Expected To Vest And Exercisable

	No. of Options	WAEP(1)	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In millions)
Outstanding at December 31, 2010	18,208	$13.14
Exercised	(713)	6.22
Granted	4,241	7.62
Forfeited	(489)	8.84
Expired	(1,796)	32.01

Outstanding at December 31, 2011	19,451	$10.55
Exercised	(3,278)	5.65
Granted	5,182	12.23
Forfeited	(1,023)	11.24
Expired	(2,135)	17.82

Outstanding at December 31, 2012	18,197	$10.77	6.2	$29.0

Vested and expected to vest at December 31, 2012	17,399	$10.76	6.1	$28.1

Exercisable at December 31, 2012	12,522	$11.06	5.0	$21.6

(1)	Weighted-average exercise price

Schedule Of Range Of Exercise Prices And Weighted-Average Remaining Contractual Life Of Outstanding And Exercisable Options

	Options Outstanding			Options Exercisable
	Options Outstanding	Weighted- Average Remaining Contractual Life	WAEP	Options Outstanding	Weighted- Average Remaining Contractual Life	WAEP
	(In thousands)	(In years)		(In thousands)	(In years)
$2.70-$10.00	8,707	6.3	$6.89	6,298	5.6	$6.78
$10.01-$24.98	9,203	6.2	13.98	5,937	4.5	14.90
$24.99-$34.68	287	3.1	25.72	287	3.1	25.72

$2.70-$34.68	18,197	6.2	$10.77	12,522	5.0	$11.06

Schedule Of Fair Value Of Options Granted Using Weighted-Average Assumptions

	2012	2011	2010
Risk-free interest rate	0.86%	1.56%	2.04%
Expected volatility	59.2%	52.4%	65.4%
Expected dividend yield	—	—	—
Expected life (1)	—	—	—

(1)

The expected lives of options granted in 2012, as derived from the output of the binomial model, ranged from 4.9 years to 6.8 years (2011: 4.8 years to 7.5 years; 2010: 4.8 years to 7.5 years). The contractual life of the options, which is not later than 10 years from the date of grant, is used as an input into the binomial model.

Schedule Of Restricted Stock Units

	No. of RSUs	Weighted- Average Grant Date Fair Value
	(In thousands)
Non-vested at December 31, 2010	4,642	$9.38
Granted	3,312	6.82
Vested	(3,052)	9.47
Forfeited	(1,000)	7.45

Non-vested at December 31, 2011	3,902	$7.63
Granted	2,303	13.00
Vested	(2,145)	8.91
Forfeited	(695)	10.24

Non-vested at December 31, 2012	3,365	$9.95

Schedule Of Assumptions Used To Calculate Estimated Fair Values Of Options Granted

	2012	2011	2010
Weighted-average share price	$13.97	$8.00	$5.61
Weighted-average exercise price	$11.88	$6.80	$4.77
Expected volatility(1)	60.5%	49.7%	63.9%
Expected life	6 months	6 months	6 months
Expected dividend yield	—	—	—
Risk-free interest rate	0.09%	0.16%	0.21%

(1)	The expected volatility was determined based on the implied volatility of traded options on our stock.

Schedule Of Share-Based Compensation Expense

	2012	2011	2010
Continuing Operations:
Cost of sales	$—	$—	$—
Selling, general and administrative expenses	21.2	12.7	12.2
Research and development expenses	8.1	8.9	6.4
Other net charges	6.0	0.6	1.0

Share based compensation expense — continuing operations	35.3	22.2	19.6

Discontinued Operations:
Cost of sales	0.2	1.1	1.6
Selling, general and administrative expenses	1.7	3.9	5.1
Research and development expenses	7.9	6.0	5.2
Other net charges	—	0.5	—
Net (loss)/gain on divestment of business	0.8	1.6	—

Share based compensation expense — discontinued operations	10.6	13.1	11.9

Total	$45.9	$35.3	$31.5

Schedule Of Share-Based Compensation Arose Under Awards

	2012	2011	2010
Stock options	$22.6	$14.0	$13.4
RSUs	22.7	20.7	17.2
EEPP	0.6	0.6	0.9

Total	$45.9	$35.3	$31.5